Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (150,063)	$ (160,297)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(53,013)	(59,638)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(22,859)	(21,056)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(74,191)	(79,603)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(142,895)	(140,491)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(12,593)	(14,608)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 5,425	$ (5,198)